Total
International Fund
International Fund May 1, 2020
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	International Fund International Fund USD ($)
Wire transfer charge for redemptions with proceeds less than $5,000.00	$ 50	[1]
[1]	$ 0 - $50

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Fund International Fund
Management Fees	0.13%
Other Expenses	4.71%
Acquired Fund Fees & Expenses	0.16%
Total Annual Fund Operating Expenses	5.00%
Expense Reimbursement	(4.71%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.29%
[1]	The Adviser contractually agreed beginning as of the inception of the Fund to reimburse or otherwise limit the Fund’s total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees and underlying fund fees and expenses. This contractual obligation may not be terminated before April 30, 2021, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1. The Example below reflects the expense reimbursement for the first year only.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
International Fund | International Fund | USD ($)	30	1,133	2,348	5,961

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
International Fund | International Fund | USD ($)	30	1,133	2,348	5,961

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period of the Fund’s operations (May 1, 2019 — December 31, 2019), the Fund’s portfolio turnover rate was 0% of the average value of its portfolio
Principal Investment Strategies.
Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks or exchange traded funds designed to track the MSCI EAFE Index. The Fund also invests in exchange traded funds that own emerging market securities.
Principal Investment Risks.
As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
  Emerging Markets risk: Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
  ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.
  Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts, some of which are not obligated to disclose material information.
  Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.
  Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.
  Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.
  Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.
  Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.
  Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Eurozone Investment risk: The United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

Performance/Annual Return.
Because the Fund is commenced operations on or after May 1, 2019, information regarding performance for a full calendar year is not available as of the date of this prospectus.

Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.